Right-of-Use Assets - Schedule of Right-of-Use Assets (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Right of Use Assets [Abstract]
Right-of-use assets		$ 60,006
Less: Accumulated depreciation		(50,005)
Non-current assets		$ 10,001